Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 18. Subsequent Events

The Company evaluated all events or transactions that occurred subsequent to June 30, 2025, through the date of release of these unaudited interim consolidated financial statements, and has determined that there are no subsequent events that require disclosure or recognition in the financial statements except for the below:

On July 30, 2025, the Company entered into a Securities Purchase Agreement to offer, on a best-efforts basis, up to US$3.0 million of Class A ordinary shares at US$3.65 per share. Investors whose ownership would otherwise exceed 4.99% (or, at their election, 9.99%) were instead offered pre-funded warrants, each exercisable for one Class A share at an exercise price of US$0.0001 per share. The pre-funded warrants are immediately exercisable and expire five years from issuance.

There is no minimum offering amount. Upon completion, the Company’s issued share capital will consist of 821,918 Class A shares (assuming full exercise of all pre-funded warrants) and 178,296 Class B shares.